STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NEW YORK 10038-4982

November 30, 2011

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), is Post-Effective Amendment No. 37 ("Amendment No. 37") to the Fund's Registration Statement on Form N-1A (the "Registration Statement").  Amendment No. 37 is being filed in order to add a new series to the Fund – BNY Mellon Corporate Bond Fund (the "New Series").

The New Series' investment objective is to seek total return (consisting of capital appreciation and income).  The New Series' investment objective is non-fundamental and may be changed by the Fund's board upon 60 days' prior notice to shareholders.  To pursue its goal, the New Series intends to invest at least 80% of its net assets, plus any borrowings for investment purposes, in corporate bonds.  The remainder of the New Series' assets may be invested in U.S. government and agency bonds, mortgage-related securities, including commercial mortgage-backed securities, asset-backed securities, foreign corporate and government bonds, and municipal bonds.

The New Series will offer Class M and Investor Shares, which will be subject to the same shareholder servicing fees as the Fund's existing series.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act prior to the effective date of Amendment No. 37 in order to file certain exhibits, including an amended administration agreement, revised investment advisory and distribution agreements, revised shareholder services and Rule 18f-3 plans, the opinion and consent of counsel and the consent of the Fund's independent registered public accounting firm, and to make certain other revisions.  The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6274, or David Stephens of this office at 212.806.6138, if you have any questions.

Very truly yours,

/s/ Brad A. Green
Brad A. Green

cc:           David Stephens

November 30, 2011

Securities and Exchange Commission
100 F. Street, N.E.
Washington, DC 20549
Attention:  Karen L. Rossotto

Re:	BNY Mellon Funds Trust
(Registration Nos: 333-34844 and 811-9903)

Ladies and Gentlemen:

At the request of the staff (the "Staff") of the Securities and Exchange Commission (the "Commission"), the undersigned Registrant, on behalf of BNY Mellon Corporate Bond Fund, acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

BNY MELLON FUNDS TRUST

By:	/s/ Jeff Prusnofsky
Jeff Prusnofsky
Vice President